CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]
Common stock shares outstanding, balance at Sep. 30, 2013		90,640,211
Shareholders' equity, beginning balance at Sep. 30, 2013	$ 2,580,409	$ 453	$ 1,765,811	$ 38,878	$ 775,267
Net income	289,817				289,817
Other comprehensive income (loss)	(51,271)			(51,271)
Repurchase of equity awards, shares		(190,134)
Repurchase of equity awards, amount	(8,717)	$ (1)	(8,716)
Cash dividends	(146,248)				(146,248)
Common stock issued:
Public offering, shares		9,200,000
Public offering, amount	390,205	$ 46	390,159
Direct stock purchase plan, shares		83,150
Direct stock purchase plan, amount	4,067	$ 1	4,066
1998 Long-term incentive plan, shares		653,130
1998 Long-term incentive plan, amount	4,353	$ 3	5,214		(864)
Employee stock-based compensation	23,536		23,536
Outside directors stock-for-fee plan, shares		1,735
Outside directors stock-for-fee-plan, amount	81		81
Common stock shares outstanding, ending balance at Sep. 30, 2014		100,388,092
Shareholders' equity, ending balance at Sep. 30, 2014	3,086,232	$ 502	2,180,151	(12,393)	917,972
Net income	315,075				315,075
Other comprehensive income (loss)	(96,937)			(96,937)
Repurchase of equity awards, shares		(148,464)
Repurchase of equity awards, amount	(7,985)	$ (1)	(7,984)
Cash dividends	(160,018)				(160,018)
Common stock issued:
Direct stock purchase plan, shares		176,391
Direct stock purchase plan, amount	10,626	$ 1	10,625
Retirement savings plan, shares		398,047
Retirement savings plan, amount	20,326	$ 2	20,324
1998 Long-term incentive plan, shares		664,752
1998 Long-term incentive plan, amount	2,266	$ 3	2,263		0
Employee stock-based compensation	25,212		25,212
Common stock shares outstanding, ending balance at Sep. 30, 2015		101,478,818
Shareholders' equity, ending balance at Sep. 30, 2015	3,194,797	$ 507	2,230,591	(109,330)	1,073,029
Net income	350,104				350,104
Other comprehensive income (loss)	(78,692)			(78,692)
Cash dividends	(175,126)				(175,126)
Common stock issued:
Public offering, shares		1,360,756
Public offering, amount	98,574	$ 7	98,567
Direct stock purchase plan, shares		133,133
Direct stock purchase plan, amount	9,229	$ 1	9,228
Retirement savings plan, shares		359,414
Retirement savings plan, amount	25,049	$ 2	25,047
1998 Long-term incentive plan, shares		598,439
1998 Long-term incentive plan, amount	3,178	$ 3	3,175		0
Employee stock-based compensation	21,419		21,419
Common stock shares outstanding, ending balance at Sep. 30, 2016		103,930,560
Shareholders' equity, ending balance at Sep. 30, 2016	3,463,059	$ 520	$ 2,388,027	$ (188,022)	1,262,534
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 14,527				$ 14,527